INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance at beginning of the period	$ 67,342,362
Balance at end of the period	72,563,018
Gross carrying amount
Intangible assets
Balance at beginning of the period	78,019,203	$ 42,832,837
Additions		23,420,130
Additions	2,771,512
Foreign currency translation	5,117,303	123,972
Balance at end of the period	85,908,018	66,376,939
Soybean HB4 and breeding program
Intangible assets
Balance at beginning of the period	27,611,142
Balance at end of the period	29,451,462
Soybean HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	27,611,142	7,345,923
Additions		19,063,357
Additions	1,840,320
Transfers		186,804
Foreign currency translation		609
Balance at end of the period	29,451,462	26,223,085
Soybean HB4 and breeding program | Verdeca LLC
Intangible assets
Additions		18,400,000
Ecoseed integrated products
Intangible assets
Balance at beginning of the period	2,558,220
Balance at end of the period	2,848,985
Ecoseed integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	2,558,220	2,296,955
Foreign currency translation	290,765	7,537
Balance at end of the period	2,848,985	2,304,492
Microbiology product
Intangible assets
Balance at beginning of the period	3,996,657
Balance at end of the period	4,721,078
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	6,037,680	3,867,593
Additions		922,937
Additions	584,924
Foreign currency translation	648,526	21,369
Balance at end of the period	7,271,130	4,811,899
Trademarks and patents
Intangible assets
Balance at beginning of the period	6,923,256
Balance at end of the period	7,330,948
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	9,824,171	8,432,746
Foreign currency translation	1,129,486	27,672
Balance at end of the period	10,953,657	8,460,418
Software
Intangible assets
Balance at beginning of the period	1,849,041
Balance at end of the period	2,261,197
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,784,593	2,088,929
Additions		502,137
Additions	346,268
Transfers		186,804
Foreign currency translation	508,279	5,092
Balance at end of the period	4,639,140	2,782,962
Customer loyalty
Intangible assets
Balance at beginning of the period	19,404,046
Balance at end of the period	20,949,348
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	23,203,397	18,800,691
Foreign currency translation	2,540,247	61,693
Balance at end of the period	25,743,644	18,862,384
GLA/ARA safflower | Gross carrying amount
Intangible assets
Additions		2,931,699
Balance at end of the period		$ 2,931,699
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	$ 5,000,000